Exhibit 99.1

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-25-2012	PAGE 1

A. DATES

		Begin	End	# days
1	Determination Date		3/16/2012
2	Payment Date		3/20/2012
3	Collection Period	1/29/2012	2/25/2012	28
4	Monthly Interest Period- Actual	2/21/2012	3/19/2012	28
5	Monthly Interest- Scheduled			30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment 1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	—	—	—	—	—
7	Class A-2 Notes	344,000,000.00	80,650,718.58	—	32,137,255.92	48,513,462.66	0.1410275
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$526,650,718.58	$—	$32,137,255.92	$494,513,462.66

11	Overcollateralization	190,480,502.64	214,286,490.48			214,286,490.48

12	Total Securitization Value	$1,190,480,502.64	$740,937,209.06			$708,799,953.14

13	NPV Lease Payments Receivable	535,197,375.56	195,359,469.99			179,402,282.02
14	NPV Base Residual	655,283,127.08	545,577,739.07			529,397,671.12

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.2991%	—	—	—	—
16	Class A-2 Notes	0.7700%	51,750.88	0.1504386	32,189,006.79	93.5726942
17	Class A-3 Notes	0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		435,375.88		32,572,631.79

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received		14,653,595.16
20	Pull Ahead Waived Payments		8,298.49
21	Sales Proceeds — Early Terminations		15,326,619.41
22	Sales Proceeds — Scheduled Terminations		7,435,071.40
23	Security Deposits for Terminated Accounts		30,400.00
24	Excess Wear and Tear Received		40,871.62
25	Excess Mileage Charges Received		72,337.50
26	Other Recoveries Received		122,402.93

27	Subtotal: Total Collections		37,689,596.51

28	Repurchase Payments		—
29	Postmaturity Term Extension		—
30	Investment Earnings on Collection Account		5,038.96

31	Total Available Funds, prior to Servicer Advances		37,694,635.47

32	Servicer Advance		—

33	Total Available Funds		37,694,635.47

34	Reserve Account Draw		—

35	Available for Distribution		37,694,635.47

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		617,447.67
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		435,375.88
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	36,636,811.92
49	Regular Principal Distribution Amount	32,137,255.92
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		32,137,255.92
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		4,499,556.00

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-25-2012	PAGE 2

E. CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	526,650,718.58
55	Less: Aggregate Securitization Value (End of Collection Period)	(708,799,953.14)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	526,650,718.58
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(494,513,462.66)

61	Regular Principal Distribution Amount	32,137,255.92

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	708,799,953.14
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,286,490.48)

65	Targeted Note Balance	494,513,462.66

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	37,694,635.47
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	617,447.67
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	435,375.88
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	36,636,811.92
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	36,636,811.92

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,402.51
85	Initial Reserve Account Balance	5,952,402.51

86	Beginning Reserve Account Balance	5,952,402.51
87	Plus: Net Investment Income for the Collection Period	570.74

88	Subtotal: Reserve Fund Available for Distribution	5,952,973.25
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,952,973.25
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	570.74

93	Equals: Ending Reserve Account Balance	5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	450	7,211,320.30
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(7,443,221.40)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(14,611.98)
99	Less: Excess Wear and Tear Received		(40,871.62)
100	Less: Excess Mileage Received		(72,337.50)

101	Current Period Net Residual Losses/(Gains)	450	(359,722.20)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	2,716	(6,964,059.16)
104	Current Period Net Residual Losses (Item 101)	450	(359,722.20)

105	Ending Cumulative Net Residual Losses	3,166	(7,323,781.36)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.62%

Volkswagen Auto Lease Trust 2010-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 02-25-2012	PAGE 3

G. POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,480,503	708,799,953
109	Aggregate Base Residual Value			769,817,973	568,787,002
110	Number of Current Contracts			48,182	36,146
111	Weighted Average Lease Rate			2.69%	2.65%
112	Average Remaining Term			27.4	11.8
113	Average Original Term			38.2	38.6
114	Proportion of Base Prepayment Assumption Realized				122.30%
115	Actual Monthly Prepayment Speed				1.27%
116	Turn-in Ratio on Scheduled Terminations				85.78%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		37,409	786,773,342	740,937,209
118	Depreciation/Payments			(13,711,480)	(10,228,605)
119	Gross Credit Losses		(17)	(352,912)	(366,156)
120	Early Terminations — Regular		(793)	(14,931,912)	(14,294,997)
121	Early Terminations — Lease Pull Aheads		(3)	(37,350)	(36,177)
122	Scheduled Terminations — Returned to VCI	6,425,505	(386)	(6,411,673)	(6,218,750)
123	Scheduled Terminations — Purchased	1,017,716	(64)	(1,018,105)	(992,571)

124	Pool Balance — End of Period		36,146	750,309,910	708,799,953

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile — End of Period
126	Current		35,942	704,608,523	99.41%
127	31 — 90 Days Delinquent		180	3,668,002	0.52%
128	91+ Days Delinquent		24	523,428	0.07%

129	Total		36,146	708,799,953	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			17	366,156
132	Aggregate Liquidation Proceeds on charged-off units				(276,553)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(81,886)

136	Current Period Aggregate Net Credit Losses/(Gains)			17	7,717

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			212	1,226,126
139	Current Period Net Credit Losses (Item 136)			17	7,717

140	Ending Cumulative Net Credit Losses			229	1,233,843

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.10%

					Units
142	Aging of Scheduled Maturies Not Sold
143	0 — 60 Days since Contract Maturity				158
144	61 — 120 Days since Contract Maturity				4
145	121+ Days since Contract Maturity				2

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader — Structured Finance
Date:	March 16, 2012

Volkswagen Auto Lease Trust 2010-A	PAGE 4
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-25-2012

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction	(1)
4/20/2012	15,904,094
5/20/2012	33,834,998
6/20/2012	32,437,881
7/20/2012	34,849,707
8/20/2012	39,572,000
9/20/2012	35,031,746
10/20/2012	30,291,060
11/20/2012	19,077,809
12/20/2012	14,342,702
1/20/2013	24,138,921
2/20/2013	25,401,825
3/20/2013	32,059,515
4/20/2013	38,294,828
5/20/2013	39,438,605
6/20/2013	35,548,740
7/20/2013	38,225,749
8/20/2013	34,863,642
9/20/2013	36,153,110
10/20/2013	30,300,169
11/20/2013	23,389,379
12/20/2013	22,286,751
1/20/2014	20,210,721
2/20/2014	16,875,022
3/20/2014	10,651,496
4/20/2014	4,371,361
5/20/2014	3,804,447
6/20/2014	3,691,315
7/20/2014	3,206,898
8/20/2014	3,055,572
9/20/2014	3,600,413
10/20/2014	3,667,647
11/20/2014	202,950
12/20/2014	16,993
1/20/2015	1,886
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—
1/20/2016	—
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—

Total:	708,799,953

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month